Share repurchase program	12 Months Ended
Dec. 31, 2024
Share repurchase program
Share repurchase program

15. Share repurchase program

On May 6, 2020, the Group announced its share repurchase program under which the Group may repurchase up to a total of 1,000,000 of its ADSs, each representing 25 Class A Ordinary Shares.

For the year ended December 31, 2020, the Group repurchased 519,845 ADSs or 12,996,125 ordinary shares for total consideration amounted to US$1.7 million (RMB11.7 million) on the open market, at a weighted average price of US$3.3 per ADS.

For the year ended December 31, 2021, the Group repurchased 265,868 ADSs or 6,646,700 ordinary shares for total consideration amounted to US$ 0.9 million (RMB5.8 million) on the open market, at a weighted average price of US$ 3.3 per ADS.

For the year ended December 31, 2022 through 2024, the Group had no additional treasury shares repurchased. A total of 19,027,882 treasury shares have been issued for the exercise of share-based awards with the remaining number of treasury shares under the share repurchase program amounting to 614,943.

The Group accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of shareholders’ equity.